Vessels, Net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended			0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Feb. 04, 2014 Nave Galactic	Feb. 12, 2014 Nave Quasar	Mar. 10, 2014 Nave Buena Suerte	May 06, 2014 Shinyo Splendor	Mar. 31, 2014 Shinyo Splendor	May 07, 2014 Nave Jupiter	Jun. 16, 2014 Nave Neutrino	May 06, 2014 Remaining Carrying Balance Shinyo Splendor
Significant Acquisitions And Disposals [Line Items]
Vessel Delivery Date						Feb. 04, 2014	Feb. 12, 2014	Mar. 10, 2014			May 07, 2014	Jun. 16, 2014
Vessel Type						VLCC	VLCC	VLCC			MR2 product tanker	VLCC
Vessels capacity per DWT						297,168	297,376	297,491			49,999	298,287
Total Vessel Acquisition Cost						$ 51,739	$ 54,687	$ 57,164			$ 39,643	$ 43,686
Cash consideration			203,493	76,183		46,564	49,222	51,450			13,907
Transferred From Vessel Deposits						5,175	5,465	5,714			25,736
Vessel Aggregate Sale Price									20,020
Impairment loss and loss on sale of vessel	904	0	12,594	0					904	10,718
Vessels, net	1,539,850		1,539,850		1,353,131				19,219
Deferred dry dock and special survey costs	3,053		3,053		4,678								1,021
Net sales proceeds			18,315	0					18,315
Deposits for vessels acquisitions	80,258		80,258		100,112
Additions to Deposits for Vessels Acquisitions	21,104		21,104
Vessel Deposits Financed Through Loans	47,080		47,080
Deposits For Vessel Acquisition Transferred to Vessel			42,090
Capitalized Interest			$ 1,443	$ 3,375